Consolidated Statements of Cash Flow - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash generated from / (used in) operations	¥ (6,960,734)	¥ 4,411,653	¥ 1,995,087
Interest paid	(121,876)	(110,070)	(71,369)
Income tax paid	(376,765)	(351,627)	(243,870)
Net cash generated from / (used in) operating activities	(7,459,375)	3,949,956	1,679,848
Cash flows from investing activities
Dividends received from joint ventures and associates	683,780	777,220	561,755
Interest received from entrusted loans	2,704	0	0
Interest received from structured deposits	11,124	97,921	132,690
Interest received from related parties	0	0	2,088
Interest received from banks excluded structured deposits	330,216	398,937	275,626
(Payments)/proceeds from settlement of derivative financial instruments	(14,679)	5,674	(912)
Payment for the purchase of property, plant and equipment and construction in progress	(2,836,912)	(3,224,000)	(1,840,986)
Net proceeds from disposal of property, plant and equipment	13,937	55,254	59,642
Cash received from time deposits with maturity less than one year	7,350,000	3,800,000	500,000
Cash received from time deposits with maturity more than one year	1,800,000	0	0
Cash received from maturity of structured deposits	1,000,000	8,150,000	10,900,000
Cash payment for investment in structured deposits	(1,000,000)	(8,150,000)	(7,600,000)
Cash payment for investment in entrusted loans	(150,000)	0	0
Cash received from investment in entrusted loans	150,000	0	0
Cash payment for investment deposits	(50,000)	0	0
Payment for investment in associates and a joint venture	(296,672)	0	0
Cash payment for investment in time deposits with maturity less than one year	0	(3,650,000)	(3,000,000)
Cash payment for investment in time deposits with maturity more than one year	(2,600,000)	(2,000,000)	(3,500,000)
Acquisition of a subsidiary, net of cash acquired	0	0	(340,315)
Payment for set up of an associate	0	(26,000)	(27,603)
Payment for set up of a joint venture	0	(50,000)	0
Proceeds from capital reduction of an associate	0	1,460,258	0
Payment for sales of financial assets at fair value through other comprehensive income	(3,148)	(4,685)	(9,513)
Net cash (used in) / generated from investing activities	4,390,350	(2,359,421)	(3,887,528)
Cash flows from financing activities
Proceeds from borrowings	19,485,000	14,163,132	3,458,100
Proceeds from short-term bonds	5,000,000	5,998,899	2,998,469
Repayments of borrowings	(19,494,800)	(13,451,332)	(3,460,556)
Repayments of short-term bonds	(5,000,000)	(9,000,000)	0
Principal elements of lease payments	(13,069)	(17,544)	(15,586)
Dividends paid by subsidiaries to non-controlling interests	(11,434)	(4,901)	(4,901)
Dividends paid to the Company's shareholders	(1,081,327)	(1,081,326)	(1,293,736)
Payment for repurchase of shares	(53,262)	0	0
Net cash generated from / (used in) financing activities	(1,168,892)	(3,393,072)	1,681,790
Net decrease in cash and cash equivalents	(4,237,917)	(1,802,537)	(525,890)
Cash and cash equivalents at the beginning of the year	5,112,010	6,916,408	7,449,699
Exchange (losses) / gains on cash and cash equivalents	15,320	(1,861)	(7,401)
Cash and cash equivalents at end of the year	¥ 889,413	¥ 5,112,010	¥ 6,916,408